SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Employee benefit expense	$ 668,000	$ 580,000	$ 618,000
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets (In years)	3-5 years